Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jul. 01, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary compensation table total for PEO(2)	Compensation actually paid to PEO(3)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(3)	Value of initial fixed $100 investment based on: Total shareholder return(4)	Net income (loss)
2025(1)	$1,056,612	$893,480	$539,732	$454,988	$63.93	$(8,318,230)
2024(1)	$892,270	$778,520	$509,422	$461,078	$94.85	$(2,787,296)
2023(1)	$1,513,037	$1,542,537	$629,109	$641,647	$132.79	$5,156,736

	PEO	NEOs - Average
	2025	2025
Decrease for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(249,994)	$(124,999)
Add fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$121,062	$63,055
Year-over-year change in fair value of unvested awards	$(17,100)	$(11,400)
Change in fair value at vesting (from prior fiscal year end) of awards granted in prior years for which vesting conditions were satisfied during current year	$—	$—
Less fair value as of prior fiscal year end of awards granted in prior years that failed to meet vesting conditions during current year	$(17,100)	$(11,400)
Dividends paid	$—	$—
Total Adjustments	$(163,132)	$(84,744)

Named Executive Officers, Footnote	Mr. Gates served as the Company’s Chief Executive Officer for the entirety of 2023 and 2024. Effective as of the beginning of fiscal year 2025, Mr. Larsen succeeded Mr. Gates as Chief Executive Officer. Our non-PEO NEOs for 2023 and 2024 included Messrs. Larsen and Hochberg. Our non-PEO NEOs for 2025 included Messrs. Voorhees and Hochberg.
Adjustment To PEO Compensation, Footnote	To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Messrs. Larsen, Voorhees and Hochberg for 2025 are set forth in the tables below.
Adjustment to Non-PEO NEO Compensation Footnote	To calculate “Compensation Actually Paid” under SEC disclosure rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. Reconciliations of the adjustments for Messrs. Larsen, Voorhees and Hochberg for 2025 are set forth in the tables below.
Compensation Actually Paid vs. Net Income	Relationship between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Cumulative TSR and Net Income. “Compensation Actually Paid” to the PEO and Average Other NEOs aligned with the trend in the Company’s Cumulative TSR and Net Income.
Compensation Actually Paid vs. Company Selected Measure	Relationship between “Compensation Actually Paid” to the PEO and Average Other NEOs and the Company’s Cumulative TSR and Net Income. “Compensation Actually Paid” to the PEO and Average Other NEOs aligned with the trend in the Company’s Cumulative TSR and Net Income.
Additional 402(v) Disclosure	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year.Pursuant to rules of the SEC, the comparison assumes $100 was invested on July 1, 2022. Historic stock price performance is not necessarily indicative of future stock price performance.
Larsen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,056,612
PEO Actually Paid Compensation Amount	893,480
Non-PEO NEO Average Total Compensation Amount	539,732
Non-PEO NEO Average Compensation Actually Paid Amount	454,988
Total Shareholder Return Amount	63.93
Net Income (Loss)	$ (8,318,230)
PEO Name	Mr. Larsen
Gates [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 892,270	$ 1,513,037
PEO Actually Paid Compensation Amount		778,520	1,542,537
Non-PEO NEO Average Total Compensation Amount		509,422	629,109
Non-PEO NEO Average Compensation Actually Paid Amount		461,078	641,647
Total Shareholder Return Amount		94.85	132.79
Net Income (Loss)		$ (2,787,296)	$ 5,156,736
PEO Name		Mr. Gates	Mr. Gates
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (163,132)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,994)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,062
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,100)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,100)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,744)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,999)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,055
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,400)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,400)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0